Investments (Tables)	12 Months Ended
Dec. 31, 2025
Investments, Debt and Equity Securities [Abstract]
Schedule of Debt Securities, Available-for-Sale
The following table summarizes the fair value of fixed maturity investments:

	December 31, 2025
	Amortized Cost	Unrealized gains	Unrealized losses	Fair value
U.S. Treasuries	$477.8	$6.6	$(0.2)	$484.2
Agencies	6.9	—	—	6.9
Non-U.S. government	46.6	0.6	—	47.2
Corporate bonds	1,616.8	35.7	(0.3)	1,652.2
Residential mortgage-backed	244.3	5.6	—	249.9
Commercial mortgage-backed	1.0	—	—	1.0
Other asset-backed securities	197.2	1.9	(0.1)	199.0
Total fixed maturity securities	$2,590.6	$50.4	$(0.6)	$2,640.4

	December 31, 2024
	Amortized Cost	Unrealized gains	Unrealized losses	Fair value
U.S. Treasuries	$747.6	$2.1	$(3.1)	$746.6
Agencies	11.5	—	—	11.5
Non-U.S. government	46.6	0.1	(0.3)	46.4
Corporate bonds	1,906.3	10.9	(4.0)	1,913.2
Residential mortgage-backed	279.5	0.8	(1.2)	279.1
Commercial mortgage-backed	—	0.4	—	0.4
Other asset-backed securities	412.3	2.3	(0.2)	414.4
Total fixed maturity securities	$3,403.8	$16.6	$(8.8)	$3,411.6
The composition of the fair values of fixed maturity securities by credit rating is as follows:

	December 31, 2025		December 31, 2024
	Fair Value	%	Fair Value	%
AAA	$216.1	9%	$399.4	12%
AA	891.2	34%	1,245.6	37%
A	1,118.8	42%	1,270.9	37%
BBB	382.8	14%	453.1	13%
Below BBB	31.5	1%	42.6	1%
Total fixed maturity securities	$2,640.4	100%	$3,411.6	100%
The contractual maturities for fixed maturity securities are listed in the following table:

	December 31, 2025		December 31, 2024
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Due in one year or less	$233.0	$234.2	$147.9	$147.6
Due after one year through five years	1,503.5	1,532.4	2,141.2	2,149.8
Due after five years through ten years	520.3	534.3	767.7	766.7
Due after ten years	333.8	339.5	347.0	347.5
Total fixed maturity securities	$2,590.6	$2,640.4	$3,403.8	$3,411.6
The Group’s short-term investments consist of U.S. Treasuries, corporate bonds and other asset-backed securities with maturities of 90 days or greater but less than one year at the time of purchase:

	December 31, 2025
	Amortized Cost	Unrealized gains	Unrealized losses	Fair value
U.S. Treasuries	$109.9	$—	$—	$109.9
Corporate bonds	1.0	—	—	1.0
Other asset-backed securities	0.4	—	—	0.4
Total short-term investments	$111.3	$—	$—	$111.3

	December 31, 2024
	Amortized Cost	Unrealized gains	Unrealized losses	Fair value
U.S. Treasuries	$220.5	$0.2	$—	$220.7
Corporate bonds	1.1	—	—	1.1
Other asset-backed securities	0.3	—	—	0.3
Total short-term investments	$221.9	$0.2	$—	$222.1
The composition of the fair values of short-term investments by credit rating is as follows:

	December 31, 2025		December 31, 2024
	Fair Value	%	Fair Value	%
AAA	$0.4	—%	$0.3	—%
AA	109.9	99%	220.7	100%
A	0.7	1%	—	—%
BBB	0.2	—%	0.2	—%
Below BBB	0.1	—%	0.9	—%
Total short-term investments	$111.3	100%	$222.1	100%

Schedule of Debt Securities, Available-for-Sale, Unrealized Loss Position, Fair Value
The following table summarizes, by type of security, the aggregate fair value and gross unrealized loss by length of time the security has been in an unrealized loss position for the Group’s available-for-sale portfolio:

	December 31, 2025
		0 - 12 months	> 12 months
	Fair value	Gross unrealized losses	Gross unrealized losses	Number of securities
U.S. Treasuries	$50.1	$(0.1)	$(0.1)	49
Non-U.S. government	5.3	—	—	3
Corporate bonds	53.3	(0.3)	—	132
Residential mortgage-backed	2.2	—	—	1
Other asset-backed securities	25.3	(0.1)	—	30
Total	$136.2	$(0.5)	$(0.1)	215

	December 31, 2024
		0 - 12 months	> 12 months
	Fair value	Gross unrealized losses	Gross unrealized losses	Number of securities
U.S. Treasuries	$307.6	$(2.8)	$(0.3)	48
Agencies	4.0	—	—	2
Non-U.S. government	23.7	(0.1)	(0.2)	11
Corporate bonds	543.6	(3.4)	(0.6)	310
Residential mortgage-backed	91.9	(1.1)	(0.1)	35
Other asset-backed securities	64.7	(0.2)	—	25
Total	$1,035.5	$(7.6)	$(1.2)	431

Schedule of Debt Securities, Available-for-Sale, Allowance for Credit Loss
The following table provides a roll forward of the allowance for expected credit losses of the Group’s securities classified as available-for-sale:

	2025	2024	2023
Balance at beginning of year	$5.9	$1.3	$1.1
Expected credit losses on securities where credit losses were not previously recognized	1.8	7.3	4.1
Reductions for expected credit losses on securities where credit losses were previously recognized	(6.2)	(2.4)	(3.5)
Securities sold/redeemed/matured	(0.9)	(0.3)	(0.4)
Balance at end of year	$0.6	$5.9	$1.3

Schedule of Other Investments Not Readily Marketable
The following table provides a summary of the Group’s other investments by investment strategy:

	December 31, 2025		December 31, 2024
	Fair Value	%	Fair Value	%
Fixed income funds	$243.0	50%	$—	—%

Hedge funds
Credit	25.0	5%	22.3	12%
Global macro	41.6	9%	44.8	22%
Long/short	67.4	14%	44.9	22%
Multi-strategy and event-driven	96.8	20%	89.0	44%
Total hedge funds	230.8	48%	201.0	100%

Private credit funds	11.9	2%	—	—%
Total other investments	$485.7	100%	$201.0	100%

Schedule of Investment Income
The components of net investment return are as follows:

	2025	2024	2023
Net interest and dividend income	$192.6	$195.8	$123.5
Investment expenses	(8.6)	(5.3)	(4.0)
Net investment income	184.0	190.5	119.5
Net realized and unrealized gains on other investments	12.9	0.7	5.8
Net realized gains/(losses) on fixed maturity securities, available-for-sale	4.6	(24.7)	(0.7)
Change in provision for expected credit losses	5.3	(4.6)	(0.2)
Net realized and unrealized investment gains/(losses)	22.8	(28.6)	4.9
Total realized and unrealized investments gains/(losses) and net investment income	$206.8	$161.9	$124.4